18. Goodwill and Other Intangible Assets (Details - Goodwill) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill beginning balance	$ 0	$ 75,969
Acquisition of goodwill	683
Goodwill impairment loss	0	(65,223)	$ 0
Foreign currency translation		(10,746)
Goodwill ending balance	$ 683	$ 0	$ 75,969